Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 20. Subsequent events

On January 8, 2025, the underwriters exercised the Over-Allotment Option in full to purchase the additional 307,500 ADSs. The closing for the sale of the Over-Allotment ADSs took place on January 14, 2025, resulting in additional gross proceeds of $1,230,000, before underwriting discounts and offering expenses. As a result, the Company has raised aggregate gross proceeds of approximately US$9.43 million in the IPO, including the full exercise of the Over-Allotment Option, prior to deducting underwriting discounts and offering expenses payable by the Company.

The Company has assessed all subsequent events from December 31, 2024, up through April 30, 2025, which is the date that these consolidated financial statements were available to be issued, and has determined that, there are no additional material subsequent events to disclose in these consolidated financial statements other than noted above.